PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Property and equipment, gross	$ 57,066,109	$ 54,958,737
Less: accumulated depreciation	(10,538,052)	(11,722,144)
Property and equipment, net	46,528,057	43,236,593
Depreciation expense	3,568,804	3,860,658	4,119,877
Impairment loss for long-lived assets to be disposed of	1,194,353
Impairment charge on software	111,274
Impairment charge on leasehold improvement	379,041	81,870
Leasehold improvements
Property and equipment, net
Property and equipment, gross	7,597,453	10,701,079
Carrying value of impaired assets	0
Office equipment
Property and equipment, net
Property and equipment, gross	4,340,295	5,119,176
Furniture
Property and equipment, net
Property and equipment, gross	6,219,825	3,865,365
Vehicles
Property and equipment, net
Property and equipment, gross	628,856	627,319
Buildings
Property and equipment, net
Property and equipment, gross	37,728,128
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 551,552	$ 34,645,798